Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 17,493	$ 2,876	$ 37,756	$ 11,710
Cost of revenue	12,683	2,255	26,445	9,221
Gross profit	4,810	621	11,311	2,489
Operating expenses:
Selling, general and administrative	2,005	788	9,910	5,085
Salaries, wages and payroll taxes	2,624	588	6,643	2,565
Impairment loss	132	0	28	0
Professional fees	985	321	1,981	1,552
Depreciation and amortization	906	162	2,110	490
Total operating expenses	6,652	1,859	34,539	9,692
Loss before other (income) expense	(1,842)	(1,238)	(23,228)	(7,203)
Other (income) expense:
Interest expense	21	5	79	24
Interest earned	(215)	(10)	(620)	(21)
Other income	0	(50)	(317)	0
Foreign currency exchange rate variance	26	(28)	(107)	129
Total other income	(168)	(83)	(937)	132
Loss before income taxes and equity in net loss of affiliate	(1,674)	(1,155)	(22,291)	(7,335)
Income taxes	(27)	0	(28)	(87)
Loss before equity in net loss of affiliate	(1,701)	(1,155)	(22,319)	(7,422)
Equity in net loss of affiliate	0	(32)	(1,440)	(1,739)
Net loss	(1,701)	(1,187)	(12,407)	(9,161)
Net loss attributable to non-controlling interest	220	0	8,629	0
Net loss attributable to NextPlat Corp	(1,481)	(1,187)	(3,778)	(9,161)
Comprehensive income (loss):
Net loss	(1,701)	(1,187)	(12,407)	(9,161)
Foreign currency loss	(27)	(23)	(22)	(44)
Comprehensive loss	(1,728)	(1,210)	(12,429)	(9,205)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (1,481)	$ (1,187)	$ (3,778)	$ (9,161)
Basic weighted average common shares outstanding (in shares)	18,725	14,415	17,494	9,592
Weighted average loss per common share - basic and diluted (in dollars per share)	$ (0.08)	$ (0.08)	$ (0.22)	$ (0.96)
Product [Member]
Revenue	$ 14,120	$ 2,876	$ 32,389	$ 11,710
Cost of revenue	12,620	2,255	26,313	9,221
Service [Member]
Revenue	3,373	0	5,367	0
Cost of revenue	$ 63	$ 0	$ 132	$ 0